MoA Inflation Focused Bond Fund Shareholder Fees	Dec. 31, 2025 USD ($)
MoA Inflation Focused Bond Fund | MoA Inflation Focused Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0.00